Key Management Remuneration (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2024 GBP (£) shares director	Jun. 30, 2023 GBP (£) director shares	Jun. 30, 2022 GBP (£) director shares
Disclosure of transactions between related parties [line items]
Remuneration paid	£ 1,232	£ 1,338	£ 1,838
Company contributions to pension scheme	58	72	85
Share-based compensation expense	2,368	3,755	3,732
Total	£ 3,658	£ 5,165	£ 5,655
Number of employees | director	1	1	1
Number of share options exercised (in shares) | shares	572,195	771,327
Emoluments of highest paid director
Disclosure of transactions between related parties [line items]
Remuneration paid	£ 513	£ 612	£ 1,013
Company contributions to pension scheme	32	48	65
Share-based compensation expense	1,149	2,135	2,068
Total	£ 1,694	£ 2,795	£ 3,146
Number of share options exercised (in shares) | shares	37,565	56,715	47,787
Number of share options granted (in shares) | shares	95,614	53,762	35,795
Gains on share options exercised	£ 3,000	£ 5,600